Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets	£ 222,683	£ 237,987	[1]
Derivative liabilities	(219,592)	(238,345)	[1]
Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	44,037,099	35,923,730
Derivative assets	222,683	237,987	[2]
Derivative liabilities	(219,592)	(238,345)	[2]
At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	222,522	237,741
Derivative assets held for held for risk management	161	246
Derivative assets	222,683	237,987
Derivative liabilities held for trading	(219,527)	(237,242)
Derivative liabilities held for risk management	(65)	(1,103)
Derivative liabilities	(219,592)	(238,345)
Held for risk management [Member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	116,441	175,785
Held for risk management [Member] | At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	161	246
Derivative liabilities held for risk management	(65)	(1,103)
Held for trading [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	43,920,658	35,747,945
Held for trading [member] | At fair value [member] | Barclays Bank Group [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	222,522	237,741
Derivative liabilities held for trading	£ (219,527)	£ (237,242)

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.